CONSOLIDATED STATEMENT OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) Class
Number of classes of common stock | Class	2
Common Stock
Underwriters' commissions and offering costs | $	$ 10,366